Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum non-cancelable lease payments
Years ending December 31,	Amount
2021	$497
2022 and thereafter	164

Years ending December 31,	Amount
2021	$543
2022 and thereafter	33